Consolidated Statements Of Cash Flows (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities:
Net income (loss)	¥ 11,437	¥ (26,221)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	45,299	47,339
(Gain) loss on investments in equity securities	(5,909)	3,141
Deferred income taxes	30,051	7,507
Changes in operating assets and liabilities:
Time deposits	210,245	(216,001)
Deposits with stock exchanges and other segregated cash	28,709	(49,435)
Trading assets and private equity investments	(1,057,923)	(1,260,532)
Trading liabilities	(364,942)	(673,374)
Securities purchased under agreements to resell, net of securities sold under agreements to repurchase	1,002,587	810,412
Securities borrowed, net of securities loaned	1,258,126	9,647
Other secured borrowings	(79,901)	130,504
Loans and receivables, net of allowance for doubtful accounts	(756,782)	114,998
Payables	(289,513)	212,075
Bonus accrual	(44,099)	(50,722)
Accrued income taxes, net	(4,534)	4,310
Other, net	144,393	36,223
Net cash provided by (used in) operating activities	127,244	(900,129)
Cash flows from investing activities:
Payments for purchases of office buildings, land, equipment and facilities	(101,610)	(72,369)
Proceeds from sales of office buildings, land, equipment and facilities	48,022	45,939
Payments for purchases of investments in equity securities	(219)
Proceeds from sales of investments in equity securities	1,256	5,305
Decrease in loans receivable at banks, net	33,579	20,921
Decrease in non-trading debt securities, net	49,448	2,098
Other, net	744	41,393
Net cash provided by investing activities	31,220	43,287
Cash flows from financing activities:
Increase in long-term borrowings	913,345	1,062,997
Decrease in long-term borrowings	(1,141,106)	(1,372,456)
Decrease in short-term borrowings, net	(310,354)	(30,833)
Increase in deposits received at banks, net	50,632	179,749
Proceeds from sales of common stock held in treasury	32	7
Payments for repurchases of common stock held in treasury	(2)	(8,281)
Payments for cash dividends	(7,334)	(14,408)
Net cash used in financing activities	(494,787)	(183,225)
Effect of exchange rate changes on cash and cash equivalents	(17,485)	(28,634)
Net decrease in cash and cash equivalents	(353,808)	(1,068,701)
Cash and cash equivalents at beginning of period	1,070,520	1,620,340
Cash and cash equivalents at end of period	716,712	551,639
Cash paid during the period for-
Interest	135,286	189,546
Income tax payments, net	¥ 18,129	¥ 4,130